EMPLOYEE BENEFIT PLANS (Details 21) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee benefit plans [Line Items]
Effect on DBO Decrease	$ 27
Guatemala [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	8.20%	8.20%
Salary rate Value	5.00%	5.00%
Discount rate [Member] | Other long term benefits [Member] | Guatemala [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (24,380)
Effect on DBO Decrease	$ 29,625
Discount rate [Member] | Other long term benefits [Member] | Guatemala [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	8.70%
Discount rate [Member] | Other long term benefits [Member] | Guatemala [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	7.70%
Salary Level [Member] | Other long term benefits [Member] | Guatemala [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 28,711
Effect on DBO Decrease	$ (25,119)
Salary Level [Member] | Other long term benefits [Member] | Guatemala [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	5.50%
Salary Level [Member] | Other long term benefits [Member] | Guatemala [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	4.50%
Mortality Table [Member] | Other long term benefits [Member] | Guatemala [Member]
Disclosure of employee benefit plans [Line Items]
Mortality Table Value	RP-2000
Mortality Table (Increase/Decrease)	One year increase inlife expectancy
Effect on DBO Increase	$ 27,661